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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sun Life Assurance Company of Canada
                 ------------------------------------
   Address:      150 King Street West
                 ------------------------------------
                 Toronto, Ontario, Canada, M5H 1J9
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 28-05799
                      -------------------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Claude Accum
         --------------------------------------------
Title:   Vice-President, Risk Management
         --------------------------------------------
Phone:   416-979-6188
         --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Claude Accum                   Ontario, Canada       8-15-2002
-------------------------------    ------------------   --------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            91
                                                           --------------------

Form 13F Information Table Value Total:                   $   413,365
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

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                      FORM 13F INFORMATION TABLE

      COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-------------------------      -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE       SHARED NONE
-------------------------      -------------- --------- -------- --------- --- ---- ---------- -------- ---------    ------ ----
U.S. OPERATIONS - AMOUNTS SHOWN ARE IN U.S. DOLLARS

AOL Time Warner Inc            COM            00184A105  6,493     495,647 SH          SOLE               495,647
Agere Systems Inc              CL B           00845V209  8,899   6,356,311 SH          SOLE             6,356,311
Allstate Corp                  COM            020002101  5,788     156,466 SH          SOLE               156,466
Alpharma Inc                   CL A           020813101  3,663     307,561 SH          SOLE               307,561
Amerada Hess Corp              COM            023551104  4,059      73,724 SH          SOLE                73,724
Ameritrade Holding Corp        COM            03074K100  6,337   1,119,561 SH          SOLE             1,119,561
Apartment Invt & Mgmt Co-A     CL A           03748R101  6,427     171,488 SH          SOLE               171,488
Archer Daniels Midland Co      COM            039483102  7,881     635,537 SH          SOLE               635,537
Archstone-Smith Trust          COM            039583109  3,849     163,493 SH          SOLE               163,493
Arris Group Inc                COM            04269Q100  6,876   1,926,133 SH          SOLE             1,926,133
Ascential Software Corp        COM            04362P108  5,399   2,249,378 SH          SOLE             2,249,378
AvalonBay Communities Inc.     COM            053484101  3,972     101,485 SH          SOLE               101,485
Avaya Inc                      COM            053499109  6,759   2,758,817 SH          SOLE             2,758,817
BRE Properties Inc             CL A           05564E106  5,273     168,996 SH          SOLE               168,996
Baxter International Inc       COM            071813109  7,963     284,375 SH          SOLE               284,375
Boston Properties Inc          COM            101121101  7,976     216,385 SH          SOLE               216,385
Bristol-Myers Squibb           COM            110122108  4,606     198,966 SH          SOLE               198,966
CBL & Associates Properties    COM            124830100  7,010     175,039 SH          SOLE               175,039
Centerpoint Properties Trust   SH BEN INT     151895109  4,640      81,195 SH          SOLE                81,195
Comcast Corp                   CL A           20030N101  5,674     240,717 SH          SOLE               240,717
Concord Communications Inc     COM            206186108  4,278     475,900 SH          SOLE               475,900
ConocoPhillips                 COM            20825C104  5,385     111,289 SH          SOLE               111,289
Developers Diversified Realty  COM            251591103  3,780     171,912 SH          SOLE               171,912
Dollar General Corp            COM            256669102  7,010     586,617 SH          SOLE               586,617
Duke Realty Corp               COM NEW        264411505  5,048     198,331 SH          SOLE               198,331
Eclipsys Corp                  COM            278856109  2,201     411,475 SH          SOLE               411,475
Engelhard Corp                 COM            292845104  5,076     227,135 SH          SOLE               227,135
Equity Office Properties Trust COM            294741103  3,243     129,816 SH          SOLE               129,816
Federal Realty Investment Tr   SH BEN INT NEW 313747206  5,072     180,364 SH          SOLE               180,364
GATX Corporation               COM            361448103  9,782     428,663 SH          SOLE               428,663
General Growth Properties      COM            370021107  6,567     126,281 SH          SOLE               126,281
General Motors Corp            CL H NEW       370442832  9,130     853,230 SH          SOLE               853,230
Guidant Corp                   COM            401698105  6,126     198,562 SH          SOLE               198,562
HCA Inc                        COM            404119109  4,980     120,008 SH          SOLE               120,008
Hain Celestial Group Inc       COM            405217100  3,453     227,141 SH          SOLE               227,141
Healthsouth Corporation        COM            421924101  5,686   1,353,735 SH          SOLE             1,353,735
Highwoods Properties Inc.      COM            431284108  5,002     226,335 SH          SOLE               226,335
Honeywell International        COM            438516106  3,729     155,366 SH          SOLE               155,366
IRT Property Co                COM            450058102  3,274     275,819 SH          SOLE               275,819
I-STAT Corp                    COM            450312103  3,778     944,579 SH          SOLE               944,579
MSCI World Equity Benchmark    MSCI AUSTRALIA 464286103    710      78,186 SH          SOLE                78,186
MSCI World Equity Benchmark    MSCI BELGIUM   464286301    235      23,846 SH          SOLE                23,846
MSCI World Equity Benchmark    MSCI SINGAPORE 464286673    144      33,739 SH          SOLE                33,739
MSCI World Equity Benchmark    MSCI UTD KINGD 464286699  3,731     307,110 SH          SOLE               307,110
MSCI World Equity Benchmark    MSCI FRANCE    464286707  1,377      93,055 SH          SOLE                93,055
MSCI World Equity Benchmark    MSCI SWITZERLD 464286749  1,015      91,331 SH          SOLE                91,331
MSCI World Equity Benchmark    MSCI SWEDEN    464286756    480      50,258 SH          SOLE                50,258
MSCI World Equity Benchmark    MSCI SPAIN     464286764    559      31,549 SH          SOLE                31,549
MSCI World Equity Benchmark    MSCI GERMAN    464286806    995     101,165 SH          SOLE               101,165
MSCI World Equity Benchmark    MSCI NETHERLND 464286814    792      59,958 SH          SOLE                59,958
MSCI World Equity Benchmark    MSCI JAPAN     464286848  3,192     459,351 SH          SOLE               459,351
MSCI World Equity Benchmark    MSCI ITALY     464286855    682      46,695 SH          SOLE                46,695
MSCI World Equity Benchmark    MSCI HONG KONG 464286871    300      40,412 SH          SOLE                40,412
JPMorgan Chase & Co            COM            46625H100  7,421     309,215 SH          SOLE               309,215
Kimco Realty Corp              COM            49446R109  4,936     161,083 SH          SOLE               161,083
Kroger Co                      COM            501044101  5,996     388,121 SH          SOLE               388,121
Legato Systems Inc             COM            524651106  2,936     583,750 SH          SOLE               583,750
Liberty Media Corp             COM SER A      530718105  5,575     623,566 SH          SOLE               623,566
Lincoln National Corp          COM            534187109  4,790     151,663 SH          SOLE               151,663
Lucent Technologies Inc        COM            549463107  5,248   4,164,967 SH          SOLE             4,164,967
Macerich Company               COM            554382101  4,936     160,521 SH          SOLE               160,521
Mack-Cali Realty Corp          COM            554489104  5,141     169,685 SH          SOLE               169,685
Manor Care Inc                 COM            564055101  3,489     187,465 SH          SOLE               187,465
Mellon Financial Corp          COM            58551A108  2,456      94,076 SH          SOLE                94,076
Merrill Lynch & Co Inc         COM            590188108  5,136     135,327 SH          SOLE               135,327
Parametric Technology Corp     COM            699173100  8,295   3,291,801 SH          SOLE             3,291,801
Pegasus Communications Corp    CL A           705904100  2,918   2,227,753 SH          SOLE             2,227,753
Pfizer Inc                     COM            717081103  8,176     267,437 SH          SOLE               267,437
Prologis                       SH BEN INT     743410102  4,183     166,325 SH          SOLE               166,325
Prudential Financial Inc       COM            744320102  5,274     166,173 SH          SOLE               166,173
Raytheon Co                    COM NEW        755111507  4,472     145,447 SH          SOLE               145,447
Reckson Associates Realty Corp COM            75621K106  5,650     268,416 SH          SOLE               268,416
SL Green Realty Corp           COM            78440X101  9,893     313,063 SH          SOLE               313,063
Schering-Plough Corp           COM            806605101  4,482     201,900 SH          SOLE               201,900
Sealed Air Corp                COM            81211K100  3,070      82,301 SH          SOLE                82,301
Shurgard Storage Centers-A     COM            82567D104  4,128     131,710 SH          SOLE               131,710
Simon Property Group Inc       COM            828806109  2,329      68,373 SH          SOLE                68,373
Sourcecorp Inc                 COM            836167106  2,698     145,111 SH          SOLE               145,111
Sprint Corp                    PCS COM SER 1  852061506  7,970   1,819,698 SH          SOLE             1,819,698
Starwood Hotels & Resorts      PAIRED CTF     85590A203  7,360     310,032 SH          SOLE               310,032
Unova Inc                      COM            91529B106  3,666     610,947 SH          SOLE               610,947
UnumProvident Corp             COM            91529Y106  6,077     346,457 SH          SOLE               346,457
Vertex Pharmaceuticals Inc     COM            92532F100  2,169     136,857 SH          SOLE               136,857
Vicor Corp                     COM            925815102  5,197     629,850 SH          SOLE               629,850
Vitria Technology Inc          COM            92849Q104  1,139   1,518,759 SH          SOLE             1,518,759
Vornado Realty Trust           SH BEN INT     929042109  5,433     146,052 SH          SOLE               146,052
Waste Management Inc           COM            94106L109  4,970     216,828 SH          SOLE               216,828
Westar Energy Inc              COM            95709T100  4,309     435,252 SH          SOLE               435,252
Standard & Poor's Dep Receipts Common Shares  78462F103  2,170      24,600             SOLE                24,600
Quebecor World Inc             Common Shares  748203106    822      37,100             SOLE                37,100
Suncor Energy Inc              Common Shares  867229106  2,100     134,300             SOLE               134,300
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